LONG-TERM DEBT AND FINANCING	9 Months Ended
Dec. 31, 2021
LONG-TERM DEBT AND FINANCING
LONG-TERM DEBT AND FINANCING

9.   LONG-TERM DEBT AND FINANCING

	As at	As at
	December 31, 2021	March 31, 2021
DIP Facility (a)	$158,475	$126,735
Less: Debt issue costs (a)	(1,297)	(6,312)
Filter Group financing (b)	2,395	4,617
Credit Facility - subject to compromise (c)	159,977	227,189
Term Loan - subject to compromise (d)	290,493	289,904
Note Indenture - subject to compromise (e)	13,553	13,607
	623,596	655,740
Less: Current portion	(623,385)	(654,180)
	$211	$1,560

Future annual minimum principal repayments are as follows:

	Less than			More than
	1 year	1–3 years	4–5 years	5 years	Total
DIP Facility (a)	$158,475	$–	$–	$–	$158,475
Less: Debt issue costs (a)	(1,297)	–	–	–	(1,297)
Filter Group financing (b)	2,184	211	–	–	2,395
Credit Facility - subject to compromise (c)	159,977	–	–	–	159,977
Term Loan - subject to compromise (d)	290,493	–	–	–	290,493
Note Indenture - subject to compromise (e)	13,553	–	–	–	13,553
	$623,385	$211	$–	$–	$623,596

The following table details the finance costs for the period ended December 31. Interest is expensed based on the effective interest rate.

	Three months ended December 31,		Nine months ended December 31,
	2021	2020	2021	2020
DIP Facility (a)	$8,253	$–	$22,651	$–
Filter Group financing (b)	64	165	240	540
7.0% $13M subordinated notes (c)	–	280	–	280
Credit Facility (c)	5,492	4,712	15,872	15,229
Term Loan (d)	–	8,242	–	8,242
8.75% term loan (f)	–	–	–	18,055
6.75% $100M convertible debentures (g)	–	–	–	4,762
6.75% $160M convertible debentures (h)	–	–	–	6,948
6.5% convertible bonds (i)	–	–	–	536
Supplier finance and others	462	4,278	316	14,682
	$14,271	$17,677	$39,079	$69,274

(a)	As discussed in Note 1, Just Energy filed and received the Court Order under the CCAA on March 9, 2021. In conjunction with the CCAA filing, the Company entered into the DIP Facility for USD $125 million. Just Energy Ontario L.P., Just Energy Group Inc. and Just Energy (U.S.) Corp. are the borrowers under the DIP Facility and are supported by guarantees of certain subsidiaries and affiliates and secured by a super-priority charge against and attaching to the property that secures the obligations arising under the Credit Facility, created by the Court Order. The DIP Facility has an interest rate of 13%, paid quarterly in arrears. On November 11, 2021, the Company amended the DIP Facility to extend the maturity of the DIP Facility to September 30, 2022. The DIP Facility terminates at the earlier of: (a) September 30, 2022, (b) the implementation date of the CCAA plan, (c) the lifting of the stay in the CCAA proceedings or (d) the termination of the CCAA proceedings. For consideration for making the DIP Facility available, Just Energy paid a 1% origination fee, a 1% commitment fee on March 9, 2021 and a 1% amendment fee on November 16, 2021.
(b)	Filter Group has a $2.4 million outstanding loan payable to Home Trust Company (“HTC”). The loan is a result of factoring receivables to finance the cost of rental equipment that matures no later than October 2023 with HTC and bears interest at 8.99% per annum. Principal and interest are payable monthly. Filter Group did not file under the CCAA and accordingly, the stay does not apply to Filter Group and any amounts outstanding under the loan payable to HTC.
(c)	On March 18, 2021, Just Energy Ontario L.P, Just Energy (U.S.) Corp. and Just Energy Group Inc. entered into an Accommodation and Support Agreement (the “Lender Support Agreement”) with the lenders under the Credit Facility. Under the Lender Support Agreement, the lenders agreed to allow issuance or renewals of Letters of Credit under the Credit Facility during the pendency of the CCAA proceedings within certain restrictions. In return, the Company has agreed to continue paying interest and fees at the non-default rate on the outstanding advances and Letters of Credit under the Credit Facility. The amount of Letters of Credit that may be issued is limited to the lesser of $46.1 million (excluding the Letters of Credit guaranteed by Export Development Canada under its Account Performance Security Guarantee Program), plus any amount the Company has repaid and $125 million. As at December 31, 2021, the Company had repaid $73.6 million and had a total of $115.8 million of Letters of Credit outstanding.

Certain amounts outstanding under the Letter of Credit Facility (“LC Facility”) are guaranteed by Export Development Canada under its Account Performance Security Guarantee Program. As at December 31, 2021, the Company had $55.3 million of Letters of Credit outstanding and Letter of Credit capacity of $2.7 million available under the LC Facility.  Just Energy’s obligations under the Credit Facility are supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily Filter Group. Just Energy has also entered into an inter-creditor agreement in which certain commodity and hedge providers are also secured by the same collateral.  As a result of the CCAA filing, the borrowers are in default under the Credit Facility. However, any potential actions by the lenders have been stayed pursuant to the Court Order.

The outstanding Advances are all Prime rate advances at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus 4.25% and letters of credit are at a rate of 5.25%.

As at December 31, 2021, the Canadian prime rate was 2.45% and the U.S. prime rate was 3.25%.

As a result of the CCAA filing, the Credit Facility has been reclassified to short-term reflecting the potential acceleration of the debt allowed under the Credit Facility.

(d)	As part of the recapitalization transaction that the Company completed in September 2020 (“September 2020 Recapitalization”), Just Energy issued a USD $205.9 million principal note (the “Term Loan”) maturing on March 31, 2024. The note bears interest at 10.25%. The balance at December 31, 2021 includes an accrual of $12.6 million for interest payable on the notes. As a result of the CCAA filing, the Company is in default under the Term Loan. However, any potential actions by the lenders under the Term Loan have been stayed pursuant to the Court Order, and the Company is not issuing additional notes equal to the capitalized interest. Given this acceleration option, the Term Loan has been classified as current.
(e)	As part of the September 2020 Recapitalization, Just Energy issued $15 million principal amount of 7.0% subordinated notes (“Note Indenture”) to holders of the subordinated convertible debentures, which has a six-year maturity. The principal amount was reduced through a tender offer for no consideration on October 19, 2020 to $13.2 million. The Note Indenture bears an annual interest rate of 7.0% payable in kind. The balance at December 31, 2021 includes an accrual of $0.4 million for interest payable on the notes. As a result of the CCAA filing, the Company is in default under the Note Indenture’s Trust Indenture agreement. However, any potential actions by the lenders under the Note Indenture have been stayed pursuant to the Court Order and the Company is not issuing additional notes equal to the capitalized interest. Given this acceleration option, the Note Indenture has been classified as current.
(f)	As part of the September 2020 Recapitalization, the 8.75% loan was exchanged for its pro-rata share of the Term Loan and 786,982 common shares. At the time of the September 2020 Recapitalization, the 8.75% loan had USD $207.0 million outstanding plus accrued interest.
(g)	As part of the September 2020 Recapitalization, the 6.75% $100M convertible debentures were exchanged for 3,592,069 common shares along with its pro-rata share of the Note Indenture and the payment of accrued interest.
(h)	As part of the September 2020 Recapitalization, the 6.75% $160M convertible debentures were exchanged for 5,747,310 common shares along with its pro-rata share of the Note Indenture and the payment of accrued interest.
(i)	As part of the September 2020 Recapitalization, the 6.5% convertible bonds were exchanged for its pro-rata share of the Term Loan and 35,737 common shares. At the time of the September 2020 Recapitalization, $9.2 million of the 6.5% convertible bonds were outstanding plus accrued interest.